Consolidated Statements Of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
REVENUES:
Natural gas sales	$ 3,671		$ 5,386		$ 3,842
NGL sales	3,935		5,845		3,618
Crude sales	8,378		16,416		15,477
Gathering, transportation and other fees	4,200		3,733		3,097
Refined product sales	15,672		19,437		18,479
Other	6,270		4,874		3,822
Total revenues	42,126		55,691		48,335
COSTS AND EXPENSES:
Cost of products sold	34,009		48,414		42,580
Operating expenses	2,661		2,102		1,669
Depreciation, depletion and amortization	2,079		1,724		1,313
Selling, general and administrative	639		611		533
Impairment losses	339		370		689
Total costs and expenses	39,727		53,221		46,784
OPERATING INCOME	2,399		2,470		1,551
OTHER INCOME (EXPENSE):
Interest expense, net	(1,643)		(1,369)		(1,221)
Equity in earnings from unconsolidated affiliates	276		332		236
Gain on sale of AmeriGas common units	0		177		87
Losses on extinguishments of debt	(43)		(25)		(162)
Gains (losses) on interest rate derivatives	(18)		(157)		53
Non-operating environmental remediation	0		0		(168)
Other, net	22		(11)		(1)
Income from continuing operations before income tax expense	993		1,417		375
Income tax expense (benefit) from continuing operations	(100)	[1]	357	[1]	93
INCOME FROM CONTINUING OPERATIONS	1,093		1,060		282
Income from discontinued operations	0		64		33
NET INCOME	1,093		1,124		315
Less: Net income (loss) attributable to noncontrolling interest	(96)		491		119
NET INCOME ATTRIBUTABLE TO PARTNERS	1,189		633		196
General Partner’s interest in net income	3		2		0
Class D Unitholder’s interest in net income	3		2		0
Limited Partners’ interest in net income	$ 1,183		$ 629		$ 196
INCOME FROM CONTINUING OPERATIONS PER LIMITED PARTNER UNIT (USD $ per unit):
Basic	$ 1.11		$ 0.58		$ 0.17
Diluted	1.11		0.57		0.17
NET INCOME PER LIMITED PARTNER UNIT (USD $ per Unit):
Basic	1.11		0.58		0.18
Diluted	$ 1.11		$ 0.57		$ 0.18

[1]	Includes ETE and its subsidiaries that are classified as pass-through entities for federal income tax purposes, as well as corporate subsidiaries.